Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000215155 | Kingboard Laminates Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215155 | Unimicron Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215155 | Yantai Jereh Oilfield Services Group
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215155 | Yunnan Aluminium
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215155 | WUS Printed Circuit Kunshan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215155 | H World Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215155 | Lotes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215155 | CALB Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215155 | China Jushi
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215155 | Weichai Power
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215155 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000215155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000215155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215155 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215156 | Kingboard Laminates Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215156 | Unimicron Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215156 | Yantai Jereh Oilfield Services Group
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215156 | Yunnan Aluminium
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215156 | WUS Printed Circuit Kunshan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215156 | H World Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215156 | Lotes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215156 | CALB Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215156 | China Jushi
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215156 | Weichai Power
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215156 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000215156 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000215156 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215156 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215156 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215156 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215156 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215156 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215156 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215156 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.80%